Loss and Loss Adjustment Expense Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Insurance Loss Reserves [Abstract]
Schedule of Cumulative Paid Losses Net of Reinsurance

The results of this comparison and the changes in the provision, net of amounts recoverable from reinsurers, for the nine months ended September 30, 2017 and 2016 were as follows:

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016

Balance, beginning of period, gross of reinsurance	$9,583	$5,884	$6,971	$2,123
Less reinsurance recoverable on loss and LAE expense reserves	(6,012)	(3,431)	(3,652)	(120)
Balance, beginning of period, net of reinsurance	3,571	2,453	3,319	2,003
Incurred related to:
Current year	8,717	6,487	15,953	15,090
Prior years	(922)	(44)	(2,144)	(173)
Paid related to:
Current year	(7,246)	(5,671)	(12,060)	(12,719)
Prior years	411	36	(537)	(940)
Balance, September 30, net of reinsurance	4,531	3,261	4,531	3,261
Plus reinsurance recoverable related to loss and LAE expense reserves	17,560	5,366	17,560	5,366
Balance, September 30, gross of reinsurance	$22,091	$8,627	$22,091	$8,627

Schedule of Incurred and Paid Claims Development

The information about incurred and paid claims development for the years ended December 31, 2012 through 2015 is presented as unaudited supplementary information.

	Cumulative Incurred Losses and LAE, Net of Reinsurance
	For the Years Ended December 31,					As of December 31, 2016
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016	Total of IBNR Liabilities Plus Expected Development on Reported Losses	Cumulative Number of Reported Claims
2012	$—	$—	$—	$—	$—	$—	—
2013		460	380	355	355	—	57
2014			3,680	3,878	4,357	—	557
2015				8,442	7,734	170	1,207
2016					15,862	1,152	2,704
Total – Homeowners Multi-Peril Policies					$28,308	$1,322	4,525

	For the Years Ended December 31,					As of December 31, 2016
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016	Total of IBNR Liabilities Plus Expected Development on Reported Losses	Cumulative Number of Reported Claims
2012	$9,392	$—	$—	$—	$—	$—	—
2013		2,478	2,375	2,363	2,400	—	406
2014			115	120	120	—	33
2015				1,331	1,142	30	191
2016					891	448	232
Total – Special Property Policies					$4,553	$478	862

	For the Years Ended December 31,					As of December 31, 2016
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016	Total of IBNR Liabilities Plus Expected Development on Reported Losses	Cumulative Number of Reported Claims
2012	$9,392	$—	$—	$—	$—	$—	—
2013		2,938	2,755	2,718	2,755	—	463
2014			3,795	3,998	4,477	—	590
2015				9,773	8,876	200	1,398
2016					16,753	1,600	2,936
Total – All Lines					$32,861	$1,800	5,387

Schedule of Cumulative Paid Losses and Lae, Net of Reinsurance

	Cumulative Paid Losses and LAE, Net of Reinsurance
	For the Years Ended December 31,
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016
2012	$—	$—	$—	$—	$—
2013		309	352	355	355
2014			2,925	3,674	4,058
2015				6,867	7,426
2016					13,745
Total Paid Losses and LAE, net of reinsurance – Homeowners Multi-Peril Policies					$25,584
Liability for Losses and LAE, net of reinsurance – Homeowners Multi-Peril Policies					$2,724

	For the Years Ended December 31,
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016
2012	$—	$—	$—	$—	$—
2013		2,275	2,325	2,346	2,340
2014			99	120	120
2015				1,124	1,112
2016					386
Total Paid Losses and LAE, net of reinsurance – Special Property Policies					$3,958
Liability for Losses and LAE, net of reinsurance – Special Property Policies					$595

	For the Years Ended December 31,
Accident Year	2012 (unaudited)	2013 (unaudited)	2014 (unaudited)	2015 (unaudited)	2016
2012	$—	$—	$—	$—	$—
2013		2,584	2,677	2,701	2,695
2014			3,024	3,794	4,178
2015				7,991	8,538
2016					14,131
Total Paid Losses and LAE, net of reinsurance – All Lines					$29,542
Liability for Losses and LAE, net of reinsurance – All Lines					$3,319

Schedule of Net Incurred and Paid Loss Development to Liability for Loss and Loss Adjustment Expenses

A reconciliation of the net incurred and paid loss development tables to the liability for loss and loss adjustment expenses on the balance sheet is as follows.

	As of December 31,
	2016	2015
Net Liability for Loss and LAE Reserves
Homeowners Multi-Peril Policies	$2,724	$1,780
Special Property Policies	595	223
Liability for Loss and LAE, net of reinsurance – All Lines	$3,319	$2,003

Reinsurance Recoverable on Loss and LAE Reserves
Homeowners Multi-Peril Policies	$2,565	$120
Special Property Policies	1,087	—
Reinsurance Recoverable on Loss and LAE Reserves – All Lines	$3,652	$120

Total Gross Liability for Loss and LAE Reserves – All Lines	$6,971	$2,123

Schedule of Average Historical Claims

The following supplementary information provides average historical claims duration as of December 31, 2016.

Average Annual Percentage Payout of Incurred Losses by Age, Net of Reinsurance (unaudited)
Age of loss (in years)	1	2	3	4
Homeowners Multi-Peril Policies	84.2%	4.8%	1.4%	—%
Special Property Policies	85.3%	1.3%	0.4%	—%
All Lines	84.4%	4.3%	1.2%	—%